Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Class A Ordinary Shares Subject to Redemption	As of June 30, 2026 and December 31, 2025, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:
Class A ordinary shares subject to redemption at December 31, 2025	175,137,749
Plus:
Accretion of Class A ordinary shares subject to redemption	1,519,942
Class A ordinary shares subject to redemption at March 31, 2026	176,657,691
Accretion of Class A ordinary shares subject to redemption	1,528,089
Class A ordinary shares subject to redemption at June 30, 2026	$178,185,780
As of December 31, 2025, the Class A ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds from Initial Public Offering	$150,000,000
Less:
Proceeds allocated to Public Rights	(3,622,244)
Proceeds allocated to over-allotment option liability	(145,402)
Offering costs allocated to Class A ordinary shares subject to redemption	(6,941,246)
Plus:
Accretion of Class A ordinary shares subject to redemption	10,708,892
Class A ordinary shares subject to redemption at August 13, 2025	150,000,000
Gross proceeds from exercise of over-allotment option	22,500,000
Less:
Proceeds allocated to Public Rights	(543,337)
Plus:
Accretion of Class A ordinary shares subject to redemption	3,181,086
Class A ordinary shares subject to redemption at December 31, 2025	175,137,749

Schedule of Basic and Diluted Net Income Per Ordinary Share	However, because the warrants are anti-dilutive, they have been excluded from the calculation of diluted income per ordinary share for the periods presented.
	For the Three Months Ended June 30,
	2026		2025
	Redeemable Class A ordinary shares	Non- redeemable Class A & Class B ordinary shares	Redeemable Class A ordinary shares	Non- redeemable Class A & Class B ordinary shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$638,128	$261,008	$—	$(54,820)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	7,055,603	—	5,689,655
Basic and diluted net income (loss) per ordinary share	$0.04	$0.04	$—	(0.01)
	For the Six Months Ended June 30, 2026		For the Period From March 27, 2025 (Inception) Through June 30, 2025
	Redeemable Class A ordinary shares	Non- redeemable Class A & Class B ordinary shares	Redeemable Class A ordinary shares	Non- redeemable Class A & Class B ordinary shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$1,551,171	$634,460	$—	$(63,421)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	7,055,603	—	5,689,655
Basic and diluted net income (loss) per ordinary share	$0.09	$0.09	$—	(0.01)
However, because the warrants are anti-dilutive, they have been excluded from the calculation of diluted income per ordinary share for the periods presented.
	For the period from March 27, 2025 (inception) through December 31, 2025
	Redeemable Class A ordinary shares	Non-redeemable Class A & Class B ordinary shares
Basic net income per ordinary share
Numerator:
Allocation of net income	$1,165,074	$857,646
Denominator:
Basic weighted average shares outstanding	8,638,393	6,358,978
Basic net income per ordinary share	$0.13	$0.13
	For the period from March 27, 2025 (inception) through December 31, 2025
	Redeemable Class A ordinary shares	Non-redeemable Class A & Class B ordinary shares
Diluted net income per ordinary share
Numerator:
Allocation of net income	$1,131,723	$890,997
Denominator:
Diluted weighted average shares outstanding	8,638,393	6,800,942
Diluted net income per ordinary share	$0.13	$0.13